Assets and liabilities held for sale	6 Months Ended
Sep. 30, 2022
Assets and liabilities held for sale
Assets and liabilities held for sale

4   Assets and liabilities held for sale

Assets and liabilities held for sale as at 30 September 2022 comprised (i) Vodafone Hungary and (ii) the Group’s 21.0% interest in Indus Towers. Assets held for sale as at 31 March 2022 comprised the Group’s 21.0% interest in Indus Towers.

On 22 August 2022, the Group announced that it had entered into heads of terms with 4iG Public Limited Company and Corvinus Zrt (a Hungarian state holding company) in relation to the potential sale of 100% of Vodafone Magyarország Távközlési Zrt (‘Vodafone Hungary’) for a total cash consideration equivalent to an enterprise value of HUF 715 billion (€1.8 billion).

The Group’s interest in Indus Towers has been provided as security against certain bank borrowings.

The relevant assets and liabilities are detailed in the table below.

	30 September	31 March
	2022	2022
	€m	€m
Non-current assets
Goodwill	412	—
Other intangible assets	474	—
Property, plant and equipment	440	—
Investments in associates and joint ventures	1,014	959
Trade and other receivables	18	—
	2,358	959

Current assets
Inventory	12	—
Trade and other receivables	171	—
Cash and cash equivalents	5	—
	188	—
Total assets	2,546	959

Non-current liabilities
Borrowings	47	—
Deferred tax liabilities	16	—
Provisions	23	—
Trade and other payables	1	—
	87	—
Current liabilities
Borrowings	15	—
Provisions	6	—
Trade and other payables	136	—
	157	—
Total liabilities	244	—

Net assets and liabilities held for sale	2,302	959

As part of the disposal of Vodafone Hungary, the Group will realise a loss comprising the cumulative foreign exchange losses arising from the retranslation of the consolidated net assets of Vodafone Hungary (which has a functional currency of Hungarian Forint) to the Group’s presentation currency in the period from acquisition of the Group’s interest to the date of disposal. This foreign exchange is required to be recycled to the income statement from the translation reserve. Based on the 30 September 2022 exchange rate of €:HUF: 423.0, a loss of approximately €0.3 billion would arise. The actual loss from the recycling of foreign exchange previously recognised in equity that would be recognised on disposal, will depend on the €:HUF exchange rate at the date of completion.